Material accounting estimates and assumptions	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
Material Accounting Estimates And Assumptions
3. MATERIAL ACCOUNTING ESTIMATES AND ASSUMPTIONS
Material accounting estimates and assumptions are continuously evaluated based on a number of factors, including historical experience and expectations of future events that are considered reasonably probable. Accounting estimates calculated based on these definitions may not match actual results. The accounting estimates and assumptions that include a significant risk of materially changing the carrying amounts of assets and liabilities currently recognized in the following accounting period are as follows.
The Korean government implemented support measures such as loan repayment deferment to mitigate the negative impact of
COVID-19.
The Group determined that the credit risk of loans affected by the repayment deferment has significantly increased, with a high possibility of default. The Group will continue to evaluate the adequacy of forward-looking information regarding the duration of the economic impacts of
COVID-19
and future government policies even after termination of financial support. The Group also manages credit risk on loans with extended maturities.
<Woori Bank>
Woori Bank recognizes additional expected credit loss allowance for loans subject to payment holiday and extended maturities due to the assessment of the high possibility of default.
Woori Bank’s total loans (loan receivables, payment guarantees) that are subject to payment holiday and that changed its stage from
12-month
to lifetime expected credit losses (Stage 2) due to the increase in credit risk considering payment holiday, and additionally recognized expected credit loss allowances are as follows. (Unit: Korean Won in millions):

			December 31, 2022	December 31, 2023
Total loans that are subject to loan payment holiday	Loans	Corporate	1,958,133	1,453,314
		Retail	216,487	130,090
	Off-balance accounts		2,391	22,038
		Total	2,177,011	1,605,442
Total loans that changed its stage from 12-month to lifetime (Stage 2) expected credit losses	Loans	Corporate	1,774,717	1,367,603
		Retail	169,851	101,422
	Off-balance accounts		2,391	6,642
		Total	1,946,959	1,475,667
The expected credit loss allowances that are additionally recognized	Loans	Corporate	312,054	210,386
		Retail	12,643	9,318
	Off-balance accounts		317	1,734
		Total	325,014	221,438
Total loans with extension of maturities and additional expected credit loss allowances as of December 31, 2023, are as follows. (Unit: Korean Won in millions):

			December 31, 2023
Total loans that are subject to extension of maturity	Loans	Corporate	5,227,017
		Retail	2,124,207
	Off-balance accounts		31,976
		Total	7,383,200
Expected credit loss allowance that are additionally recognized	Loan	Corporate	58,545
		Retail	35,515
	Off-balance accounts		115
		Total	94,175

In addition, as of December 31, 2023, the Group reflects the forward-looking information in the estimated probability of default rate and recognizes additional expected credit loss allowance appropriations by adjusting the forward-looking indicators in consideration of the Korean government financial support policies, increased economic uncertainty, and potential insolvency due to market interest rate hikes.
<Woori Card>
Woori Card Co., Ltd. recognize an additional allowance for expected credit losses as it evaluates loans with payment holiday and extended maturities as having a high probability of default. As of December 31, 2022 and 2023, which credit risk has increased significantly due to payment holiday, financial assets at amortized cost of debtors transferred from 12-month expected credit loss measurement to lifetime expected credit losses are 6,670 million Won and 6,764 million Won, respectively, and additionally recognized expected credit loss allowance are 177 million Won and 131 million Won, respectively.
<Woori Financial Capital Co., Ltd.>
Woori Financial Capital Co., Ltd. recognize an additional allowance for expected credit losses as it evaluates loans with payment holiday and extended maturities as having a high probability of default.

As of December 31, 2022 and 2023, which credit risk has increased significantly due to payment holiday, financial assets at amortized cost of debtors transferred from 12-month expected credit loss measurement to lifetime expected credit losses are 52,611 million Won and 24,384 million Won, respectively, and additionally recognized expected credit loss allowance are 9,846 million Won and 5,284 million Won, respectively.
1) Income taxes
The Group has recognized current and deferred taxes based on best estimates of expected future income tax effect arising from the Group’s operations until the end of the current reporting period. However, actual tax payment may not be identical to the related assets/liabilities already recognized, and these differences may affect current taxes and deferred tax assets/liabilities at the time when income tax effects are finalized. Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized. In this case the Group’s evaluation considers various factors such as estimated future taxable profit based on forecasted operating results, which are based on historical financial performance. The Group is reviewing the carrying amount of deferred tax assets every end of the reporting period and in the event that the possibility of earning future taxable income changes, the deferred tax assets are adjusted up to taxable income sufficient to use deductible temporary differences.
2) Valuation of financial instruments
Financial assets at FVTPL and FVTOCI are recognized in the consolidated financial statements at fair value. All derivatives are measured at fair value. Valuation techniques are required in order to determine fair values of financial instruments where observable market prices do not exist. Financial instruments that are not actively traded and have low price transparency will have less objective fair value and require broad judgment in liquidity, concentration, uncertainty in market factors and assumption in price determination and other risks.
As described in ‘2. Basis of Preparation and Material Accounting Policies (9) 5) Fair value of financial instruments’, when valuation techniques are used to determine the fair value of a financial instrument, various general and internally developed techniques are used, and various types of assumptions and variables are incorporated during the process.

3) Impairment of financial instruments
The accuracy of the provision for credit losses is determined by the estimation of the expected cash flows for each tenant for estimating the individually assessed loan-loss allowance, and the assumptions and variables in the model used for estimating the collectively assessed loan-loss allowance payment, guarantee and unused commitment.
The Group has estimated the allowance for credit losses based on reasonable and supportable information that was available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
Information on measuring expected credit loss is described in 4. Risk Management (1) 2) Measurement of expected credit loss.
The impact of changes of estimation on measuring expected credit loss during the current period is as follows (Unit: Korean Won in millions)
<Woori Bank>

		Impact of changes in estimates(*)
Expected credit loss allowances	Loans and other financial assets at amortized cost	323,597
	Guarantees and unused commitments	34,473
	Financial assets at FVTOCI	1,489
	Securities at amortized cost	592

Total		360,151

(*)	The effects of changes in probability of default and loss given default are 212,428 million Won and 147,723 million Won, respectively.
< Woori Financial Capital Co., Ltd >

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	(19,885)
	Guarantees and unused commitments	—
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		(19,885)

<Woori Investment Bank Co., Ltd.>

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	(16,467)
	Guarantees and unused commitments	153
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		(16,314)

<Woori Savings Bank>

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	8,338
	Guarantees and unused commitments	—
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		8,338

<Woori Asset Trust>

		Impact of changes in estimates
Expected credit loss allowances	Loans and other financial assets at amortized cost	936
	Guarantees and unused commitments	—
	Financial assets at FVTOCI	—
	Securities at amortized cost	—

Total		936

4) Defined benefit plan
The Group operates a defined benefit pension plan. Defined benefit obligation is calculated at every end of the reporting period by performing actuarial valuation, and estimation of assumptions such as discount rate, expected wage growth rate and mortality rate is required to perform such actuarial valuation. The defined benefit plan, due to its long-term nature, contains significant uncertainties in its estimates.
5) Impairment of goodwill
The recoverable amount of a cash generating unit (CGU) is determined based on value-in-use
calculations.